Leases	12 Months Ended
Jun. 30, 2024
Leases
Leases

16.    Leases

Expenses on leases under the low value exemption amounted to €197 thousand in fiscal 2024 (2023: €191 thousand, 2022: €185 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €0 thousand in fiscal 2024 (2023: €0 thousand, 2022: €292 thousand). Mytheresa Group incurred depreciation and interest expenses in an amount of €12,406 thousand in fiscal 2024 (2023: €10,909 thousand, 2022: €6,269 thousand). Rent concessions in an amount of €0 thousand had an impact on the incurred expenses in fiscal 2024 (2023: €0 thousand, 2022: €56 thousand). The non-current lease liabilities in fiscal 2024 amounted to €40,483 thousand (2023: €49,518, thousand, 2022: €16,817 thousand) and the current lease liabilities amounted to €9,282 thousand (2023: €8,155 thousand, 2022: €5,189 thousand). See Note 28 for a maturity analysis of the Company’s future lease payments.

Some property leases contain extension options exercisable by Mytheresa Group up to one year before the end of the non-cancellable contract period. Where practicable, Mytheresa Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by Mytheresa Group and not by the lessors. Mytheresa Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. Mytheresa Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. Mytheresa Group estimated, if all extension options would be exercised for current leases, it would result in an increase in lease liability of €42.2 million.

Mytheresa Group classified rent cash deposits under other non-current asset of €1,431 thousand (2023: €552 thousand).

The total cash outflow for leases amounted €7,924 thousand in fiscal 2024 (2023: €4,059 thousand, 2022: €5,425 thousand). Interest expenses from lease liabilities amounted to €2,916 thousand in fiscal 2024 (2023: €2,417 thousand, 2022: €612 thousand).

Right-of-use asset activity during the reporting periods presented is comprised of the following:

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2022	47,853	95	47,948
Additions	41,516	97	41,613
As of June 30, 2023	89,369	193	89,561

Accumulated Depreciation and Impairment
As of July 1, 2022	26,207	66	26,273
Depreciation Charge of the year	8,466	26	8,492
As of June 30, 2023	34,673	92	34,764

Carrying Amount
As of July 1, 2022	21,646	31	21,677
As of June 30, 2023	54,696	101	54,797

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2023	89,369	193	89,561
Additions	141	20	161
As of June 30, 2024	89,510	213	89,722

Accumulated Depreciation and Impairment
As of July 1, 2023	34,673	92	34,765
Depreciation Charge of the year	9,446	43	9,489
As of June 30, 2024	44,119	135	44,254

Carrying Amount
As of July 1, 2023	54,696	101	54,797
As of June 30, 2024	45,390	78	45,468

Mytheresa Group signed the second rental addendum in February 2024 for an existing office space in Shanghai, China, with a new contractual term from March 1, 2024 until February 28, 2025. The Group recognized an additional €124 thousand of right-of-use asset and corresponding lease liability upon commencement in March 2024.